INVENTORY	12 Months Ended
Dec. 31, 2019
INVENTORY
INVENTORY

NOTE 8 - INVENTORY:

	December 31,
	2019	2018
	U.S. dollars in thousands
Raw materials	1,590	507
Finished goods	292	262
	1,882	769

During the years ended December 31, 2019, and 2018, the Company recognized amounts of $0.9 million and $1 million, respectively, in inventory cost as part of cost of revenues.

Write-downs of inventories to net realizable value amounted to $0.1 million in 2019 ($0 in 2018). These were recognized as an expense during the year ended December 31, 2019 and were included in cost of revenues in the statement of comprehensive loss.